VARIABLE INTEREST ENTITIES AND EQUITY METHOD INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2024
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Variable Interest Entities
The assets and liabilities relating to the consolidated VIEs from the Company’s investment activities included in the financial statements are as follows:

AS OF US$ MILLIONS	June 30, 2024	December 31, 2023
Available-for-sale fixed maturity securities, at fair value	$104	$153
Equity securities, at fair value	115	54
Mortgage loans on real estate, at amortized cost	91	82
Private loans, at amortized cost	706	727
Investment real estate	1,628	172
Real estate partnerships	3,866	2,477
Investment funds	805	375
Other invested assets	313	30
Cash and cash equivalents	258	85
Other assets	104	83
Total assets of consolidated VIEs	$7,990	$4,238
Notes payable	175	174
Other liabilities	117	30
Total liabilities of consolidated VIEs	$292	$204
The carrying amount and maximum exposure to loss relating to these unconsolidated VIEs are as follows:

AS OF US$ MILLIONS	June 30, 2024		December 31, 2023
	Carrying Amount	Maximum Exposure to Loss	Carrying Amount	Maximum Exposure to Loss
Available-for-sale fixed maturity securities, at fair value	$2,100	$2,100	$—	$—
Equity securities, at fair value	218	218	239	239
Mortgage loans on real estate, at amortized cost	673	746	630	630
Real estate partnerships	3,733	3,736	2,478	2,478
Investment funds	285	366	—	—
Short-term investments	57	57	—	—
Other invested assets	157	157	—	—
Total	$7,223	$7,380	$3,347	$3,347